Annual Fund Operating Expenses - Multi-trust Docubuilder Book - Eaton Vance Income Fund of Boston	Oct. 31, 2025
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.96%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.71%
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.71%
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.21%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.62%